UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (11.3%)
U.S. Government Securities (4.4%)
1	United States Treasury Note/Bond	0.250%	1/31/14	137,000	136,871
	United States Treasury Note/Bond	0.250%	3/31/14	133,800	133,633
	United States Treasury Note/Bond	1.500%	6/30/16	341,500	353,934
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,380
	United States Treasury Note/Bond	2.000%	11/15/21	101,238	105,035
	United States Treasury Note/Bond	1.750%	5/15/22	30,000	30,272
	United States Treasury Note/Bond	4.750%	2/15/41	85,000	120,261
	United States Treasury Note/Bond	4.375%	5/15/41	63,925	85,510
	United States Treasury Note/Bond	3.750%	8/15/41	81,000	97,846
	United States Treasury Note/Bond	3.125%	11/15/41	139,615	150,326
	United States Treasury Note/Bond	3.000%	5/15/42	75,000	78,715
					1,337,783
Agency Bonds and Notes (0.5%)
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	25,175
	Private Export Funding Corp.	2.250%	12/15/17	57,055	60,300
2	Tennessee Valley Authority	4.375%	6/15/15	35,000	38,871
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	24,134
					148,480
Conventional Mortgage-Backed Securities (6.0%)
[3,4] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	12	13
[3,4] Freddie Mac Gold Pool		5.000%	5/1/30–8/1/42	689,264	740,721
[3,4] Freddie Mac Gold Pool		5.500%	2/1/19–7/1/42	964,498	1,047,746
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	138	156
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	13,331	15,278
					1,803,914
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4] Fannie Mae REMICS		3.500%	4/25/31	6,910	7,277
[3,4] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	14,631
[3,4] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,315
[3,4] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	85,416
					111,639
Total U.S. Government and Agency Obligations (Cost $3,290,111)					3,401,816
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
3	Ally Auto Receivables Trust	1.350%	12/15/15	8,860	8,949
[3,5] Ally Master Owner Trust		2.880%	4/15/15	38,668	39,097
3	Ally Master Owner Trust	2.150%	1/15/16	63,305	64,100
3	AmeriCredit Automobile Receivables Trust	2.040%	9/8/15	7,450	7,509
3	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	6,520	6,549
3	AmeriCredit Automobile Receivables Trust	2.190%	2/8/16	4,760	4,877
3	AmeriCredit Automobile Receivables Trust	3.340%	4/8/16	6,050	6,340
3	AmeriCredit Automobile Receivables Trust	2.280%	6/8/16	10,000	10,121
[3,5] Avis Budget Rental Car Funding AESOP LLC		5.680%	2/20/14	5,075	5,155
[3,5] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	39,465	39,449
[3,5] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	8,000	8,359
[3,5] Citibank Omni Master Trust		4.900%	11/15/18	38,000	41,438
3	CNH Equipment Trust	3.000%	8/17/15	8,363	8,472

3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.940%	12/15/35	21,218	21,674
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	1,065	1,068
[3,5] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,000	7,544
3	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	27,005	27,379
[3,5] GE Equipment Small Ticket LLC		1.450%	1/21/18	13,388	13,468
[3,5] Hertz Vehicle Financing LLC		2.600%	2/25/15	13,500	13,631
[3,5] Hertz Vehicle Financing LLC		2.200%	3/25/16	28,910	29,504
[3,5] Hertz Vehicle Financing LLC		3.740%	2/25/17	28,680	30,909
[3,5] Huntington Auto Trust		1.010%	1/15/16	17,325	17,414
[3,5] Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	16,375	16,464
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.161%	10/12/37	2,896	2,898
3	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	7,664	7,689
3	Nissan Auto Lease Trust	1.040%	8/15/14	39,900	40,065
[3,5] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	26,923
[3,5] Santander Consumer Acquired Receivables
	Trust	0.910%	11/15/13	146	146
[3,5] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	18,649	18,707
[3,5] Santander Consumer Acquired Receivables
	Trust	1.740%	1/15/15	7,861	7,926
[3,5] Santander Drive Auto Receivables Trust		1.010%	7/15/13	1,158	1,158
[3,5] Santander Drive Auto Receivables Trust		1.370%	8/15/13	2,203	2,204
[3,5] Santander Drive Auto Receivables Trust		1.830%	11/17/14	1,920	1,925
[3,5] Santander Drive Auto Receivables Trust		2.390%	6/15/17	5,470	5,527
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	18,870	18,997
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $554,213)					563,635
Corporate Bonds (41.3%)
Finance (18.0%)
	Banking (13.5%)
	American Express Co.	7.250%	5/20/14	17,000	18,855
	American Express Co.	5.500%	9/12/16	25,000	28,537
	American Express Co.	6.150%	8/28/17	35,000	41,575
	American Express Credit Corp.	2.750%	9/15/15	56,365	58,462
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,234
	American Express Credit Corp.	2.375%	3/24/17	35,650	36,553
5	ANZ National International Ltd.	6.200%	7/19/13	8,185	8,574
	Bank of America Corp.	4.875%	1/15/13	6,700	6,811
	Bank of America Corp.	7.375%	5/15/14	12,590	13,547
	Bank of America Corp.	5.375%	6/15/14	25,525	26,649
	Bank of America Corp.	3.625%	3/17/16	10,000	10,052
	Bank of America Corp.	3.750%	7/12/16	28,940	29,185
	Bank of America Corp.	5.625%	10/14/16	22,500	23,920
	Bank of America Corp.	5.650%	5/1/18	60,090	64,665
	Bank of America Corp.	5.625%	7/1/20	25,000	26,783
	Bank of America Corp.	5.875%	1/5/21	10,285	11,229
	Bank of America Corp.	5.000%	5/13/21	35,910	36,917
	Bank of America Corp.	5.700%	1/24/22	26,000	28,676
	Bank of America Corp.	5.875%	2/7/42	8,770	9,591
	Bank of Montreal	2.500%	1/11/17	71,580	74,178
	Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	26,349
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,553
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	58,372

Bank of Nova Scotia	3.400%	1/22/15	47,000	49,596
Bank of Nova Scotia	2.550%	1/12/17	31,000	32,193
Bank One Corp.	7.750%	7/15/25	25,000	31,249
Barclays Bank plc	2.375%	1/13/14	27,000	27,024
Barclays Bank plc	5.000%	9/22/16	12,865	13,949
Barclays Bank plc	6.750%	5/22/19	18,605	21,716
Barclays Bank plc	5.125%	1/8/20	20,000	21,717
BB&T Corp.	4.750%	10/1/12	16,000	16,152
BB&T Corp.	5.250%	11/1/19	19,000	21,378
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,764
BNP Paribas SA	3.250%	3/11/15	34,770	35,079
Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	42,720
Capital One Financial Corp.	7.375%	5/23/14	18,335	20,159
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,155
Capital One Financial Corp.	3.150%	7/15/16	5,000	5,168
Capital One Financial Corp.	4.750%	7/15/21	17,000	18,495
Citigroup Inc.	6.010%	1/15/15	15,000	16,083
Citigroup Inc.	4.750%	5/19/15	14,725	15,449
Citigroup Inc.	4.587%	12/15/15	15,410	16,101
Citigroup Inc.	3.953%	6/15/16	41,322	42,323
Citigroup Inc.	4.450%	1/10/17	7,075	7,421
Citigroup Inc.	6.125%	11/21/17	10,000	11,066
Citigroup Inc.	6.125%	5/15/18	8,500	9,493
Citigroup Inc.	8.500%	5/22/19	28,000	34,693
Citigroup Inc.	5.375%	8/9/20	72,645	78,707
Citigroup Inc.	4.500%	1/14/22	13,965	14,402
Citigroup Inc.	6.625%	6/15/32	9,000	9,405
Citigroup Inc.	6.000%	10/31/33	15,000	15,038
Citigroup Inc.	5.850%	12/11/34	15,000	15,916
Citigroup Inc.	6.125%	8/25/36	50,000	48,991
Citigroup Inc.	8.125%	7/15/39	3,380	4,634
Citigroup Inc.	5.875%	1/30/42	2,460	2,690
Comerica Inc.	3.000%	9/16/15	3,065	3,195
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,887
5 Credit Agricole SA	3.500%	4/13/15	28,000	27,346
Credit Suisse	2.200%	1/14/14	32,000	32,213
Credit Suisse	3.500%	3/23/15	22,970	23,807
Credit Suisse	5.300%	8/13/19	9,000	10,089
Credit Suisse	4.375%	8/5/20	25,000	26,691
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	25,008
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,813
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	17,357
Deutsche Bank AG	4.875%	5/20/13	30,000	30,886
Deutsche Bank AG	3.450%	3/30/15	44,000	45,867
Goldman Sachs Group Inc.	3.625%	2/7/16	13,275	13,283
Goldman Sachs Group Inc.	6.250%	9/1/17	64,073	69,752
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	25,876
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,721
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	21,284
Goldman Sachs Group Inc.	5.250%	7/27/21	52,165	52,877
Goldman Sachs Group Inc.	5.750%	1/24/22	52,095	54,749
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	20,561
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	24,150
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	37,316
5 HBOS plc	6.000%	11/1/33	19,000	14,285
5 HSBC Bank plc	2.000%	1/19/14	11,000	11,031

5 HSBC Bank plc	3.500%	6/28/15	30,000	31,468
5 HSBC Bank plc	4.750%	1/19/21	42,960	46,399
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,635
HSBC Bank USA NA	5.875%	11/1/34	21,000	22,177
HSBC Holdings plc	4.000%	3/30/22	10,870	11,269
HSBC Holdings plc	7.625%	5/17/32	15,800	18,455
HSBC Holdings plc	6.500%	5/2/36	22,000	24,130
HSBC Holdings plc	6.100%	1/14/42	58,000	70,833
5 ING Bank NV	2.650%	1/14/13	22,000	22,045
5 ING Bank NV	2.000%	10/18/13	34,000	33,864
5 ING Bank NV	3.750%	3/7/17	35,000	34,684
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,270
JPMorgan Chase & Co.	3.450%	3/1/16	25,000	25,898
JPMorgan Chase & Co.	3.150%	7/5/16	22,000	22,586
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	79,926
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,904
JPMorgan Chase & Co.	4.350%	8/15/21	10,000	10,530
JPMorgan Chase & Co.	4.500%	1/24/22	10,000	10,772
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	78,748
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,688
3 JPMorgan Chase & Co.	7.900%	4/29/49	23,350	25,276
5 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	15,010
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,913
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,537
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	35,562
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	28,757
Morgan Stanley	6.000%	5/13/14	28,000	28,957
Morgan Stanley	4.000%	7/24/15	32,000	31,412
Morgan Stanley	3.800%	4/29/16	14,470	13,967
Morgan Stanley	5.450%	1/9/17	15,000	15,238
Morgan Stanley	5.950%	12/28/17	10,000	10,179
Morgan Stanley	6.625%	4/1/18	30,000	31,388
Morgan Stanley	7.300%	5/13/19	53,955	58,316
Morgan Stanley	5.500%	7/24/20	25,000	24,553
Morgan Stanley	5.750%	1/25/21	13,900	13,752
Morgan Stanley	5.500%	7/28/21	7,500	7,379
Morgan Stanley	7.250%	4/1/32	51,100	54,274
National City Bank	5.800%	6/7/17	50,000	57,265
5 Nordea Bank AB	2.125%	1/14/14	33,000	33,029
5 Nordea Bank AB	3.700%	11/13/14	12,155	12,642
Northern Trust Co.	4.600%	2/1/13	10,000	10,219
Northern Trust Corp.	4.625%	5/1/14	6,130	6,556
Northern Trust Corp.	3.450%	11/4/20	10,285	11,023
PNC Bank NA	5.250%	1/15/17	16,000	17,885
3 PNC Financial Services Group Inc.	8.250%	5/29/49	12,000	12,285
PNC Funding Corp.	5.500%	9/28/12	4,825	4,876
PNC Funding Corp.	4.250%	9/21/15	5,765	6,267
Royal Bank of Scotland plc	4.875%	3/16/15	27,000	27,805
5 Societe Generale SA	5.200%	4/15/21	44,100	41,429
5 Standard Chartered plc	3.850%	4/27/15	8,525	8,882
State Street Corp.	5.375%	4/30/17	55,500	64,389
5 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,704
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	58,046
Toronto-Dominion Bank	1.375%	7/14/14	25,085	25,417
Toronto-Dominion Bank	2.375%	10/19/16	15,000	15,453
UBS AG	2.750%	1/8/13	30,000	30,214
UBS AG	3.875%	1/15/15	26,000	26,902

UBS AG	4.875%	8/4/20	45,000	48,240
US Bancorp	2.875%	11/20/14	17,000	17,805
US Bancorp	2.200%	11/15/16	30,010	30,897
US Bancorp	1.650%	5/15/17	25,000	25,149
US Bank NA	4.950%	10/30/14	12,400	13,471
Wachovia Bank NA	4.800%	11/1/14	19,640	20,948
Wachovia Corp.	4.875%	2/15/14	19,250	20,118
Wachovia Corp.	5.250%	8/1/14	14,495	15,491
Wachovia Corp.	5.750%	2/1/18	9,500	11,203
Wachovia Corp.	6.605%	10/1/25	15,000	17,645
Wells Fargo & Co.	3.750%	10/1/14	20,000	21,052
Wells Fargo & Co.	3.625%	4/15/15	11,400	12,088
Wells Fargo & Co.	3.676%	6/15/16	17,000	18,091
Wells Fargo & Co.	2.625%	12/15/16	20,000	20,613
Wells Fargo & Co.	5.625%	12/11/17	47,000	54,775
Wells Fargo & Co.	4.600%	4/1/21	40,000	44,399
Wells Fargo & Co.	3.500%	3/8/22	61,300	62,972
Wells Fargo Bank NA	5.950%	8/26/36	25,000	29,290

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,514
Charles Schwab Corp.	4.950%	6/1/14	7,650	8,201

Finance Companies (1.2%)
General Electric Capital Corp.	2.950%	5/9/16	6,000	6,214
General Electric Capital Corp.	5.375%	10/20/16	10,000	11,301
General Electric Capital Corp.	2.300%	4/27/17	15,000	15,087
General Electric Capital Corp.	5.625%	9/15/17	12,000	13,808
General Electric Capital Corp.	5.625%	5/1/18	10,000	11,501
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,042
General Electric Capital Corp.	4.650%	10/17/21	65,000	72,129
General Electric Capital Corp.	6.750%	3/15/32	75,000	92,419
General Electric Capital Corp.	5.875%	1/14/38	75,695	86,889
General Electric Capital Corp.	6.875%	1/10/39	33,000	42,336
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,639

Insurance (2.4%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,947
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	17,626
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	18,447
Aetna Inc.	1.750%	5/15/17	2,966	2,971
Aetna Inc.	6.500%	9/15/18	5,395	6,639
Allstate Corp.	7.500%	6/15/13	20,000	21,305
Allstate Corp.	6.200%	5/16/14	7,000	7,696
Allstate Corp.	7.450%	5/16/19	10,000	12,777
5 ASIF Global Financing XIX	4.900%	1/17/13	25,000	25,348
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	37,712
Cigna Corp.	2.750%	11/15/16	13,365	13,780
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,239
5 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,174
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,900
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,245	3,138
5 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,913
5 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,260
5 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,992
5 Metropolitan Life Global Funding I	5.125%	4/10/13	25,000	25,848
5 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	16,086

5 Metropolitan Life Global Funding I	2.000%	1/9/15	37,000	37,544
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,900
5 New York Life Global Funding	1.650%	5/15/17	53,000	52,600
5 New York Life Insurance Co.	5.875%	5/15/33	44,785	53,073
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,863
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,527
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,653
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,215
Travelers Cos. Inc.	5.800%	5/15/18	8,690	10,517
Travelers Cos. Inc.	5.900%	6/2/19	9,400	11,618
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	26,658
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,348
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,861
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	38,432
WellPoint Inc.	4.350%	8/15/20	25,635	28,207
WellPoint Inc.	3.125%	5/15/22	30,450	30,513

Other Finance (0.1%)
NYSE Euronext	4.800%	6/28/13	24,540	25,515

Real Estate Investment Trusts (0.7%)
Duke Realty LP	6.500%	1/15/18	5,170	5,843
HCP Inc.	6.000%	1/30/17	20,000	22,451
Liberty Property LP	6.625%	10/1/17	10,096	11,692
Realty Income Corp.	5.950%	9/15/16	9,940	11,211
Realty Income Corp.	5.750%	1/15/21	8,675	9,743
Simon Property Group LP	5.100%	6/15/15	16,000	17,555
Simon Property Group LP	5.250%	12/1/16	5,000	5,625
Simon Property Group LP	5.875%	3/1/17	15,000	17,238
Simon Property Group LP	6.125%	5/30/18	6,625	7,850
Simon Property Group LP	4.375%	3/1/21	22,000	23,784
Simon Property Group LP	4.125%	12/1/21	12,946	13,760
5 WEA Finance LLC	7.125%	4/15/18	21,425	25,316
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	27,293
				5,413,806
Industrial (20.2%)
Basic Industry (0.5%)
Agrium Inc.	6.125%	1/15/41	6,055	7,505
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	24,445
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	18,349
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	23,017
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,647
Rio Tinto Finance USA plc	3.500%	3/22/22	34,000	35,862
Rio Tinto Finance USA plc	4.750%	3/22/42	20,000	22,192

Capital Goods (1.8%)
3M Co.	6.375%	2/15/28	25,000	33,922
Boeing Co.	3.750%	11/20/16	23,500	26,054
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,987
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,871
Caterpillar Inc.	3.900%	5/27/21	32,880	36,585
Caterpillar Inc.	2.600%	6/26/22	9,575	9,592
Caterpillar Inc.	6.950%	5/1/42	15,000	21,734
Deere & Co.	4.375%	10/16/19	13,090	15,167
Dover Corp.	4.875%	10/15/15	10,000	11,177
Eaton Corp.	5.300%	3/15/17	20,000	23,272
Eaton Corp.	6.500%	6/1/25	10,000	12,888

General Dynamics Corp.	3.875%	7/15/21	9,950	11,178
Honeywell International Inc.	4.250%	3/1/21	29,484	34,047
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,384
John Deere Capital Corp.	2.950%	3/9/15	6,595	6,961
John Deere Capital Corp.	2.000%	1/13/17	53,000	54,595
John Deere Capital Corp.	3.150%	10/15/21	13,311	13,877
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,888
Raytheon Co.	1.625%	10/15/15	24,650	25,112
Raytheon Co.	3.125%	10/15/20	10,000	10,503
5 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	53,552
United Technologies Corp.	4.875%	5/1/15	15,000	16,657
United Technologies Corp.	1.800%	6/1/17	13,070	13,340
United Technologies Corp.	4.500%	4/15/20	24,170	28,123
United Technologies Corp.	3.100%	6/1/22	10,095	10,578
United Technologies Corp.	4.500%	6/1/42	38,885	42,525

Communication (4.4%)
AT&T Inc.	2.500%	8/15/15	21,000	21,902
AT&T Inc.	2.950%	5/15/16	48,790	51,769
AT&T Inc.	1.600%	2/15/17	20,000	20,078
AT&T Inc.	3.875%	8/15/21	40,000	43,570
AT&T Inc.	6.500%	9/1/37	50,000	63,430
AT&T Inc.	6.300%	1/15/38	2,863	3,573
AT&T Inc.	6.550%	2/15/39	19,580	25,215
AT&T Inc.	5.350%	9/1/40	33,257	38,370
AT&T Inc.	5.550%	8/15/41	12,137	14,499
BellSouth Corp.	6.000%	11/15/34	34,000	37,699
CBS Corp.	5.750%	4/15/20	3,995	4,646
CBS Corp.	4.300%	2/15/21	36,710	39,270
CBS Corp.	3.375%	3/1/22	6,930	6,921
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	19,608
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	19,275
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	17,103
Comcast Corp.	6.450%	3/15/37	20,000	24,352
Comcast Corp.	6.950%	8/15/37	45,000	57,562
5 COX Communications Inc.	5.875%	12/1/16	40,000	46,482
5 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,108
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	41,681
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	11,000	11,813
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	11,463
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,133
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	11,009
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	8,000	8,879
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	22,600	26,352
Discovery Communications LLC	5.625%	8/15/19	7,635	8,883
Discovery Communications LLC	5.050%	6/1/20	13,365	15,169
Discovery Communications LLC	4.950%	5/15/42	3,205	3,350
France Telecom SA	8.500%	3/1/31	40,000	55,831

	Grupo Televisa SAB	6.625%	1/15/40	13,805	16,911
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	32,058
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,520
	News America Inc.	4.500%	2/15/21	4,650	5,098
	News America Inc.	6.200%	12/15/34	11,000	12,482
	News America Inc.	6.150%	3/1/37	12,668	14,352
	News America Inc.	6.650%	11/15/37	5,320	6,275
	News America Inc.	6.150%	2/15/41	7,985	9,377
5	SBA Tower Trust	4.254%	4/15/15	16,640	17,388
	Telefonica Emisiones SAU	3.992%	2/16/16	24,850	22,233
	Time Warner Cable Inc.	5.850%	5/1/17	70,000	82,284
	Verizon Communications Inc.	3.000%	4/1/16	10,000	10,659
	Verizon Communications Inc.	5.500%	4/1/17	35,000	40,904
	Verizon Communications Inc.	6.100%	4/15/18	11,000	13,414
	Verizon Communications Inc.	3.500%	11/1/21	58,350	62,222
	Verizon Communications Inc.	6.400%	2/15/38	23,000	29,927
	Verizon Communications Inc.	4.750%	11/1/41	28,730	31,519
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	19,289
	Verizon Virginia Inc.	7.875%	1/15/22	16,000	21,051
	Vodafone Group plc	2.875%	3/16/16	34,000	35,886
	Vodafone Group plc	5.450%	6/10/19	26,000	31,293

	Consumer Cyclical (3.5%)
5	American Honda Finance Corp.	6.700%	10/1/13	25,000	26,761
5	American Honda Finance Corp.	2.500%	9/21/15	25,000	25,875
	AutoZone Inc.	4.000%	11/15/20	25,000	26,645
	AutoZone Inc.	3.700%	4/15/22	12,752	13,121
	CVS Caremark Corp.	6.125%	8/15/16	25,000	29,306
	CVS Caremark Corp.	5.750%	6/1/17	25,000	29,574
[3,5] CVS Pass-Through Trust		5.926%	1/10/34	16,347	18,351
	Daimler Finance North America LLC	6.500%	11/15/13	25,000	26,852
5	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,811
5	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,185
5	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,275
	Home Depot Inc.	5.400%	3/1/16	5,000	5,768
	Home Depot Inc.	3.950%	9/15/20	5,500	6,096
	Home Depot Inc.	4.400%	4/1/21	12,300	14,176
	Johnson Controls Inc.	5.000%	3/30/20	29,000	32,827
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,964
	Lowe's Cos. Inc.	5.000%	10/15/15	21,356	24,029
	Lowe's Cos. Inc.	2.125%	4/15/16	26,665	27,451
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,686
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	12,578
	McDonald's Corp.	1.875%	5/29/19	6,180	6,198
	McDonald's Corp.	3.500%	7/15/20	21,760	23,747
	McDonald's Corp.	2.625%	1/15/22	10,175	10,378
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	35,060
	Staples Inc.	9.750%	1/15/14	21,910	24,539
	Target Corp.	5.375%	5/1/17	5,000	5,913
	Target Corp.	6.000%	1/15/18	16,500	20,216
	Target Corp.	2.900%	1/15/22	24,000	24,543
	Target Corp.	7.000%	1/15/38	17,500	24,718
	Time Warner Inc.	5.875%	11/15/16	39,000	45,614
	Time Warner Inc.	4.750%	3/29/21	5,000	5,586
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	31,489
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,677
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,131

Viacom Inc.	6.250%	4/30/16	20,000	23,300
Viacom Inc.	3.875%	12/15/21	9,815	10,425
5 Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,381
5 Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,150
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	82,750
Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,779
Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	17,235
Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	68,519
Walt Disney Co.	5.625%	9/15/16	20,000	23,464
Western Union Co.	5.930%	10/1/16	12,750	14,797

Consumer Noncyclical (6.3%)
Abbott Laboratories	4.125%	5/27/20	10,000	11,334
Altria Group Inc.	4.125%	9/11/15	10,000	10,874
Altria Group Inc.	4.750%	5/5/21	37,770	42,708
Amgen Inc.	2.300%	6/15/16	11,460	11,755
Amgen Inc.	5.150%	11/15/41	31,000	32,482
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	11,454
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,714
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	89,258
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,970
Archer-Daniels-Midland Co.	4.479%	3/1/21	12,000	13,858
AstraZeneca plc	5.900%	9/15/17	50,000	60,086
5 BAT International Finance plc	3.250%	6/7/22	50,880	49,820
Becton Dickinson and Co.	1.750%	11/8/16	19,145	19,587
Bestfoods	6.625%	4/15/28	25,000	34,122
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,658
5 Cargill Inc.	6.000%	11/27/17	7,000	8,345
5 Cargill Inc.	6.125%	9/15/36	22,000	27,489
5 Cargill Inc.	6.625%	9/15/37	42,830	56,674
Coca-Cola Co.	1.800%	9/1/16	8,098	8,290
Coca-Cola Co.	5.350%	11/15/17	50,000	59,673
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,124
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,114
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,807
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,486
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	26,673
Diageo Capital plc	5.500%	9/30/16	11,066	12,994
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,730
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,760
Eli Lilly & Co.	5.500%	3/15/27	20,000	25,090
Express Scripts Holding Co.	6.250%	6/15/14	9,065	9,923
5 Express Scripts Holding Co.	3.500%	11/15/16	46,000	48,488
5 Express Scripts Holding Co.	2.650%	2/15/17	12,371	12,574
General Mills Inc.	5.650%	2/15/19	6,850	8,273
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	24,187
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,381
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	20,806
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	44,217
Johnson & Johnson	2.150%	5/15/16	11,000	11,511
Johnson & Johnson	6.730%	11/15/23	15,000	20,862
Kaiser Foundation Hospitals	3.500%	4/1/22	6,525	6,759
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	13,033
Kellogg Co.	4.000%	12/15/20	41,000	45,065
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	31,194
5 Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,277
5 Kraft Foods Group Inc.	3.500%	6/6/22	9,735	9,965

5 Kraft Foods Group Inc.	5.000%	6/4/42	11,075	11,674
Kraft Foods Inc.	4.125%	2/9/16	15,000	16,333
Kraft Foods Inc.	5.375%	2/10/20	15,000	17,762
Kraft Foods Inc.	6.875%	1/26/39	7,000	9,050
Kraft Foods Inc.	6.500%	2/9/40	12,000	15,447
Kroger Co.	2.200%	1/15/17	22,780	23,013
McKesson Corp.	3.250%	3/1/16	4,910	5,268
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	13,189
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,865
Merck & Co. Inc.	5.000%	6/30/19	18,000	21,582
Merck & Co. Inc.	3.875%	1/15/21	30,000	33,763
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,049
Molson Coors Brewing Co.	3.500%	5/1/22	2,920	3,006
Molson Coors Brewing Co.	5.000%	5/1/42	8,650	9,263
PepsiCo Inc.	3.100%	1/15/15	26,000	27,392
PepsiCo Inc.	3.125%	11/1/20	53,000	55,678
PepsiCo Inc.	4.000%	3/5/42	35,200	36,300
5 Pernod-Ricard SA	4.450%	1/15/22	31,465	32,678
Pfizer Inc.	5.350%	3/15/15	19,610	21,971
Pfizer Inc.	6.200%	3/15/19	28,600	35,927
Philip Morris International Inc.	4.500%	3/26/20	25,000	28,871
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,590
3 Procter & Gamble - Esop	9.360%	1/1/21	18,925	25,315
Procter & Gamble Co.	6.450%	1/15/26	25,000	34,030
Procter & Gamble Co.	5.550%	3/5/37	25,000	33,405
5 Roche Holdings Inc.	6.000%	3/1/19	37,000	46,048
5 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,497
5 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	6,344
5 SABMiller plc	6.500%	7/15/18	30,000	36,710
Sanofi	4.000%	3/29/21	36,275	40,489
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,885
5 Tesco plc	5.500%	11/15/17	10,000	11,571
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,330
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,437
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,396
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,991
Unilever Capital Corp.	4.250%	2/10/21	78,185	91,209
Wyeth LLC	5.950%	4/1/37	15,000	19,672

Energy (1.5%)
Apache Corp.	6.900%	9/15/18	5,000	6,333
5 BG Energy Capital plc	2.875%	10/15/16	26,655	27,928
BP Capital Markets plc	3.125%	10/1/15	11,000	11,674
BP Capital Markets plc	3.200%	3/11/16	24,000	25,516
BP Capital Markets plc	2.248%	11/1/16	34,545	35,531
BP Capital Markets plc	4.750%	3/10/19	18,140	20,576
BP Capital Markets plc	4.500%	10/1/20	28,000	31,523
BP Capital Markets plc	3.245%	5/6/22	10,000	10,336
ConocoPhillips	7.000%	3/30/29	11,500	15,099
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	29,619
Encana Corp.	6.500%	8/15/34	15,000	16,441
EOG Resources Inc.	5.625%	6/1/19	8,285	9,976
5 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,983
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	30,950
Occidental Petroleum Corp.	2.700%	2/15/23	18,000	18,115
Shell International Finance BV	3.100%	6/28/15	10,000	10,657
Shell International Finance BV	3.250%	9/22/15	22,000	23,669

Shell International Finance BV	4.375%	3/25/20	24,000	27,873
Suncor Energy Inc.	5.950%	12/1/34	13,000	14,945
Texaco Capital Inc.	8.625%	4/1/32	25,000	40,639
Total Capital International SA	1.550%	6/28/17	38,435	38,504

Other Industrial (0.2%)
5 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,810
5 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,580
5 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,368

Technology (1.6%)
Cisco Systems Inc.	4.450%	1/15/20	41,500	47,945
Dell Inc.	5.875%	6/15/19	18,250	21,454
Google Inc.	2.125%	5/19/16	18,815	19,681
Hewlett-Packard Co.	2.650%	6/1/16	45,000	45,851
Hewlett-Packard Co.	3.750%	12/1/20	42,000	41,849
Hewlett-Packard Co.	4.300%	6/1/21	45,000	46,513
International Business Machines Corp.	2.000%	1/5/16	35,000	36,002
International Business Machines Corp.	1.250%	2/6/17	8,395	8,420
International Business Machines Corp.	5.700%	9/14/17	41,710	50,283
International Business Machines Corp.	7.000%	10/30/25	25,000	34,705
Microsoft Corp.	3.000%	10/1/20	10,000	10,867
Microsoft Corp.	4.000%	2/8/21	13,500	15,552
Microsoft Corp.	4.500%	10/1/40	18,210	20,878
Oracle Corp.	5.000%	7/8/19	35,000	41,583
Oracle Corp.	6.125%	7/8/39	8,000	10,611
Pitney Bowes Inc.	4.750%	5/15/18	10,000	10,146
Xerox Corp.	8.250%	5/15/14	10,335	11,546
Xerox Corp.	6.750%	2/1/17	3,525	4,117
Xerox Corp.	6.350%	5/15/18	2,395	2,793
Xerox Corp.	5.625%	12/15/19	1,245	1,404

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,338
5 ERAC USA Finance LLC	2.250%	1/10/14	3,075	3,100
5 ERAC USA Finance LLC	6.375%	10/15/17	36,290	42,588
5 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,184
5 ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,344
Ryder System Inc.	2.500%	3/1/17	6,750	6,805
United Parcel Service Inc.	4.875%	11/15/40	14,810	17,623
				6,071,934
Utilities (3.1%)
Electric (2.8%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,686
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,490
Carolina Power & Light Co.	2.800%	5/15/22	20,140	20,488
Carolina Power & Light Co.	6.300%	4/1/38	1,625	2,246
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	67,165
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	34,699
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	12,324
Duke Energy Corp.	2.150%	11/15/16	35,000	35,833
5 Enel Finance International NV	6.800%	9/15/37	8,935	7,869
Florida Power & Light Co.	6.200%	6/1/36	22,452	30,658
Florida Power & Light Co.	5.250%	2/1/41	23,745	29,485
Florida Power & Light Co.	4.125%	2/1/42	20,000	20,973
Georgia Power Co.	5.700%	6/1/17	50,000	59,264
Georgia Power Co.	4.300%	3/15/42	25,835	26,954

MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	46,072
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	12,837
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,289
5 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,383
NSTAR LLC	4.500%	11/15/19	1,880	2,094
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,244
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	10,858
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,382
Peco Energy Co.	4.750%	10/1/12	12,000	12,119
Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,252
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,722
Progress Energy Inc.	3.150%	4/1/22	20,800	20,956
PSEG Power LLC	5.125%	4/15/20	15,000	16,603
Public Service Co. of Colorado	3.200%	11/15/20	13,650	14,622
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,391
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,875
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,697
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	30,646
Southern California Edison Co.	5.000%	1/15/14	11,800	12,557
Southern California Edison Co.	5.500%	8/15/18	31,730	38,367
Southern California Edison Co.	3.875%	6/1/21	24,860	27,678
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	16,797
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	60,792
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,597

Natural Gas (0.3%)
5 DCP Midstream LLC	6.450%	11/3/36	9,375	11,130
Nisource Finance Corp.	6.400%	3/15/18	50,000	58,287
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	34,088

				932,469
Total Corporate Bonds (Cost $11,343,906)				12,418,209
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
5 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	11,188
5 CDP Financial Inc.	4.400%	11/25/19	22,000	24,947
5 Electricite de France SA	4.600%	1/27/20	27,000	28,865
European Investment Bank	4.625%	5/15/14	40,000	42,886
European Investment Bank	4.625%	10/20/15	15,000	16,730
KFW	4.125%	10/15/14	22,000	23,665
KFW	1.250%	10/26/15	24,308	24,664
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,417
Province of New Brunswick	5.200%	2/21/17	30,000	35,516
Province of Ontario	1.375%	1/27/14	17,390	17,619
Province of Ontario	4.500%	2/3/15	40,000	43,831
Province of Ontario	4.400%	4/14/20	48,000	55,693
Quebec	5.125%	11/14/16	10,000	11,716
5 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,454
5 Republic of Austria	2.000%	11/15/12	18,170	18,268
Statoil ASA	2.900%	10/15/14	5,720	6,002
Statoil ASA	3.125%	8/17/17	33,000	35,593
Statoil ASA	5.250%	4/15/19	8,895	10,600
Total Sovereign Bonds (Cost $395,632)				434,654

Taxable Municipal Bonds (3.1%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,560	32,784
California GO	5.700%	11/1/21	15,655	18,027
California GO	7.550%	4/1/39	39,955	51,761
California GO	7.300%	10/1/39	3,465	4,329
California GO	7.600%	11/1/40	17,685	22,831
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,617
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	13,755
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	17,144
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	31,126
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,050
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	82,732
Illinois GO	5.100%	6/1/33	2,535	2,393
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,439
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,230	14,286
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	41,119
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	35,243
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	11,000	14,063
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	15,601
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,234
6 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	56,519
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	42,401
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,823
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	15,564
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,554
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	10,113
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	38,134
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,250	41,864
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	14,510	18,699
7 Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,019
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	12,240
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,246
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	68,000	79,115
Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,838
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	8,395
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,000	11,118
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,981

University of California Regents Medical
Center Revenue	6.548%	5/15/48	7,410	9,695
University of California Regents Medical
Center Revenue	6.583%	5/15/49	12,635	16,718
University of California Revenue	5.770%	5/15/43	23,675	28,892
Utah GO	3.289%	7/1/20	22,900	25,163
8 Wisconsin GO	5.700%	5/1/26	9,000	10,566
Total Taxable Municipal Bonds (Cost $768,790)				939,191
				Market
				Value
			Shares	($000)
Common Stocks (37.6%)
Consumer Discretionary (1.8%)
Home Depot Inc.			4,058,360	215,052
Mattel Inc.			3,866,230	125,421
Thomson Reuters Corp.			3,892,310	110,736
McDonald's Corp.			942,730	83,460
				534,669
Consumer Staples (7.1%)
Philip Morris International Inc.			3,768,340	328,825
Kimberly-Clark Corp.			3,835,330	321,286
Kraft Foods Inc.			6,863,760	265,078
Sysco Corp.			7,276,920	216,925
Unilever NV			5,866,910	195,661
PepsiCo Inc.			2,689,440	190,036
Altria Group Inc.			4,252,260	146,916
Imperial Tobacco Group plc			3,428,759	132,106
Procter & Gamble Co.			1,837,590	112,552
General Mills Inc.			2,753,100	106,104
HJ Heinz Co.			1,537,570	83,613
British American Tobacco plc			443,868	22,567
				2,121,669
Energy (4.8%)
Chevron Corp.			4,900,980	517,054
Royal Dutch Shell plc Class B			12,852,218	448,853
Exxon Mobil Corp.			3,424,300	293,017
ConocoPhillips			3,430,170	191,678
				1,450,602
Financials (4.6%)
Marsh & McLennan Cos. Inc.			11,622,890	374,606
JPMorgan Chase & Co.			8,230,200	294,065
BlackRock Inc.			1,014,290	172,247
M&T Bank Corp.			2,084,540	172,120
National Bank of Canada			1,800,110	128,665
Wells Fargo & Co.			3,233,362	108,124
Swiss Re AG			1,459,327	91,998
Chubb Corp.			427,090	31,101
				1,372,926
Health Care (5.7%)
Merck & Co. Inc.			12,904,550	538,765
Johnson & Johnson			7,636,390	515,914
Pfizer Inc.			17,358,750	399,251
Roche Holding AG			944,283	163,109
AstraZeneca plc ADR			1,957,650	87,605
				1,704,644

Industrials (4.5%)
General Electric Co.			16,593,800	345,815
3M Co.			2,828,760	253,457
Eaton Corp.			5,135,660	203,526
Illinois Tool Works Inc.			3,752,170	198,452
Waste Management Inc.			4,977,980	166,265
Lockheed Martin Corp.			995,830	86,717
United Technologies Corp.			745,400	56,300
Schneider Electric SA			981,266	54,542
				1,365,074
Information Technology (3.4%)
Intel Corp.			12,041,920	320,917
Analog Devices Inc.			6,758,480	254,592
Maxim Integrated Products Inc.			7,005,150	179,612
Microsoft Corp.			5,585,560	170,863
Linear Technology Corp.			3,593,270	112,577
				1,038,561
Materials (1.6%)
EI du Pont de Nemours & Co.			2,812,910	142,249
Dow Chemical Co.			4,090,500	128,851
Nucor Corp.			2,932,480	111,141
International Paper Co.			3,466,330	100,211
				482,452
Telecommunication Services (1.8%)
AT&T Inc.			9,998,805	356,557
Vodafone Group plc ADR			6,342,690	178,737
				535,294
Utilities (2.3%)
Xcel Energy Inc.			6,473,670	183,917
National Grid plc			14,093,164	149,362
NextEra Energy Inc.			1,981,870	136,373
Northeast Utilities			2,207,090	85,657
American Electric Power Co. Inc.			1,284,170	51,238
PG&E Corp.			828,050	37,486
PPL Corp.			1,156,890	32,173
Dominion Resources Inc.			593,830	32,067
				708,273
Total Common Stocks (Cost $9,162,164)				11,314,164
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (2.6%)
Repurchase Agreements (2.6%)
Bank of America Securities, LLC
(Dated 6/29/12, Repurchase Value
$268,603,000, collateralized by Federal
Home Loan Mortgage Corp. 2.569%-
4.000%, 1/1/42-2/1/42, and Federal
National Mortgage Assn. 2.851%-4.500%,
10/1/33-6/1/42)	0.130%	7/2/12	268,600	268,600
Barclays Capital Inc.
(Dated 6/29/12, Repurchase Value
$41,201,000, collateralized by Federal
National Mortgage Assn. 5.000%, 2/13/17)	0.150%	7/2/12	41,200	41,200

Deutsche Bank Securities, Inc.
(Dated 6/29/12, Repurchase Value
$49,901,000, collateralized by U.S.
Treasury Notes, 2.125%, 8/15/21)	0.200%	7/2/12	49,900	49,900
HSBC Bank USA
(Dated 6/29/12, Repurchase Value
$248,904,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
6.000%, 10/1/16-5/1/42)	0.180%	7/2/12	248,900	248,900
RBC Capital Markets LLC
(Dated 6/29/12, Repurchase Value
$102,302,000, collateralized by Federal
National Mortgage Assn. 3.000%, 5/1/27,
and Government National Mortgage Assn.
3.500%, 6/20/42)	0.180%	7/2/12	102,300	102,300
RBS Securities, Inc.
(Dated 6/29/12, Repurchase Value
$73,301,000, collateralized by Federal
National Mortgage Assn. 5.000%, 2/13/17)	0.150%	7/2/12	73,300	73,300
Total Temporary Cash Investments (Cost $784,200)				784,200
Total Investments (99.3%) (Cost $26,299,016)				29,855,869
Other Assets and Liabilities-Net (0.7%)				213,430
Net Assets (100%)				30,069,299

1 Securities with a value of $1,549,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $2,097,036,000, representing 7.0% of net assets.
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Wellesley Income Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

F. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Wellesley Income Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,401,816	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	563,635	—
Corporate Bonds	—	12,418,209	—
Sovereign Bonds	—	434,654	—
Taxable Municipal Bonds	—	939,191	—
Common Stocks	10,251,627	1,062,537	—
Temporary Cash Investments	—	784,200	—
Swap Contracts—Liabilities	—	(1,201)	—
Total	10,251,627	19,603,041	—

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the fund had no open futures contracts.

I. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference

Wellesley Income Fund

between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Wellesley Income Fund

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received (Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/
Moody’s Rating
North American Investment Grade
CDSs/Baa1	6/20/17	GSI	180,000	217	1.000	(874)
North American Investment Grade
CDSs/Baa1	6/20/17	DBAG	92,000	233	1.000	(327)
						(1,201)

1 DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.

J. At June 30, 2012, the cost of investment securities for tax purposes was $26,371,219,000. Net unrealized appreciation of investment securities for tax purposes was $3,484,650,000, consisting of unrealized gains of $3,607,625,000 on securities that had risen in value since their purchase and $122,975,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.